CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME
Revenue	$ 28,601,071	$ 24,668,840	$ 14,910,543
Cost of revenue	(11,797,870)	(9,458,559)	(4,715,419)
Gross profit	16,803,201	15,210,281	10,195,124
Operating expenses:
Selling and marketing expenses	(1,520,801)	(1,832,006)	(1,148,375)
General and administrative expenses	(2,038,568)	(1,899,110)	(1,108,280)
Total operating expenses	(3,559,369)	(3,731,116)	(2,256,655)
Income from operations	13,243,832	11,479,165	7,938,469
Interest income	73,737	88,588	76,324
Others, net	(3,458)	(195)	(114)
Income before income taxes	13,314,111	11,567,558	8,014,679
Income tax expense	(3,338,886)	(2,892,500)	(2,004,711)
Net profit	9,975,225	8,675,058	6,009,968
Other comprehensive (loss):
Foreign currency translation adjustment	(1,112,209)	(735,192)	722,635
Total comprehensive income	$ 8,863,016	$ 7,939,866	$ 6,732,603
Net earnings per ordinary share, basic and diluted	$ 1.11	$ 0.96	$ 0.67
Weighted average number of ordinary shares, basic and diluted	9,000,000	9,000,000	9,000,000